Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2019
Registrant Name	dei_EntityRegistrantName	Gabelli ESG Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001391839
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 03, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 03, 2019
Prospectus Date	rr_ProspectusDate	Jul. 29, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A